Income Tax / Deferred Tax - Reconciliation of Taxes - (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$ 930	$ 582	$ 1,150
Allocation of parent company expenses, not deductible for local income tax	(845)	(409)	(215)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	129	(443)	20
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	0	(208)	0
Other local GAAP and local tax return adjustments	(2,038)	(121)	182
Total income tax (expense)/ benefit	$ 1,824	$ 599	$ (1,137)